CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 57,546,000		$ 31,475,000		$ 111,380,000		$ 63,626,000		$ 160,121,525	$ 97,110,205
Operating Expenses
Salaries, Wages, & Benefits	16,745,000		12,140,000		33,520,000		23,308,000		54,056,847	30,629,414
Aircraft Fuel	5,601,000		6,087,000		13,800,000		14,036,000		29,475,548	23,035,395
Maintenance, materials and repairs	2,645,000		1,767,000		5,578,000		3,326,000		8,602,949	4,377,378
Depreciation and amortization	1,444,000		443,000		2,609,000		886,000		2,292,797	609,489
Contracted ground and aviation services	4,757,000		5,201,000		11,660,000		10,054,000		20,506,701	15,607,926
Travel	3,118,000		1,347,000		6,969,000		3,601,000		8,334,474	5,024,758
Insurance	1,554,000		1,245,000		3,188,000		2,370,000		5,009,477	3,580,377
Aircraft Rent	14,762,000		6,830,000		27,523,000		12,474,000		33,631,717	15,614,081
Other	4,377,000		3,191,000		8,609,000		5,995,000		14,078,145	9,867,929
Total Operating Expenses	55,003,000		38,251,000		113,456,000		76,050,000		175,988,655	108,346,747
Operating Income (Loss)	2,543,000		(6,776,000)		(2,076,000)		(12,424,000)		(15,867,130)	(11,236,542)
Non-Operating Expenses
Foreign Exchange (gain) or loss							1,000			(96,415)
Interest Expense	2,258,000		695,000		4,018,000		1,119,000		4,916,281	1,621,932
Other non-operating expenses										3,058,938
Total Non-Operating Expenses	2,258,000		695,000		4,018,000		1,119,000		4,916,281	4,584,455
Income (Loss) before income taxes	285,000		(7,471,000)		(6,094,000)		(13,543,000)		(20,783,411)	(15,820,997)
Income tax expense									2,450	0
Net Income (Loss)	285,000		(7,471,000)		(6,094,000)		(13,543,000)		(20,785,861)	(15,820,997)
Net Income attributable to Noncontrolling Interest	1,000				1,000				224,680
Net Income (Loss) attributable to the Company	$ 284,000		$ (7,471,000)		$ (6,095,000)		$ (13,543,000)		$ (21,010,541)	$ (15,820,997)
Income (Loss) per share:
Basic	$ 0		$ (0.13)		$ (0.1)		$ (0.24)		$ (0.37)	$ (0.3)
Diluted	$ 0	[1]	$ (0.13)	[1]	$ (0.1)	[1]	$ (0.24)	[1]	$ (0.37)	$ (0.3)
Weighted average number of shares outstanding	60,008,779		56,857,629		59,621,946		55,680,815		56,763,879	52,074,647
Fully diluted shares outstanding	83,633,139		56,857,629		59,621,946		55,680,815		56,763,879	52,074,647

[1]

(1) There were 17,732,764 warrants, 246,667 options, and 5,179,222 RSUs outstanding at June 30, 2024 and there were 12,376,020 warrants, 470,668 options, and 4,772,923 RSUs outstanding at June 30, 2023. The Company excluded the warrants, options and RSUs from the calculation of diluted EPS for the six months ended June 30, 2024 and 2023 and three months ended June 30, 2023, as inclusion would have an anti-dilutive effect.